Maturity analysis of assets, liabilities and off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of maturity analysis of assets, liabilities and off-balance sheet commitments
HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	180,624	—	—	—	—	—	—	—	180,624
Items in the course of collection from other banks	6,628	—	—	—	—	—	—	—	6,628
Hong Kong Government certificates of indebtedness	34,186	—	—	—	—	—	—	—	34,186
Trading assets	284,781	1,432	642	—	1,140	—	—	—	287,995
Financial assets designated at fair value	612	93	230	162	197	556	2,068	25,546	29,464
Derivatives	218,103	162	97	124	42	234	592	464	219,818
Loans and advances to banks	61,968	10,665	4,212	2,344	1,502	5,799	2,491	1,412	90,393
Loans and advances to customers	195,577	65,469	49,860	34,107	37,176	93,065	218,784	268,926	962,964
– personal	42,593	9,126	8,483	7,441	7,492	23,552	61,238	214,837	374,762
– corporate and commercial	124,669	50,532	36,046	22,932	26,577	61,785	144,451	49,762	516,754
– financial	28,315	5,811	5,331	3,734	3,107	7,728	13,095	4,327	71,448
Reverse repurchase agreements – non-trading	144,244	30,289	7,951	2,194	3,960	1,072	4,598	7,245	201,553
Financial investments	31,981	51,487	31,634	13,446	17,647	40,582	90,366	111,933	389,076
Accrued income and other financial assets	19,259	5,795	2,050	358	411	652	513	2,046	31,084
Financial assets at 31 Dec 2017	1,177,963	165,392	96,676	52,735	62,075	141,960	319,412	417,572	2,433,785
Non-financial assets	—	—	—	—	—	—	—	87,986	87,986
Total assets at 31 Dec 2017	1,177,963	165,392	96,676	52,735	62,075	141,960	319,412	505,558	2,521,771
Off-balance sheet commitments received
Loan and other credit-related commitments	2,431	—	3,335	—	—	133	—	—	5,899
Financial liabilities
Hong Kong currency notes in circulation	34,186	—	—	—	—	—	—	—	34,186
Deposits by banks	56,829	1,961	1,097	616	157	361	7,393	1,508	69,922
Customer accounts[1]	1,269,003	44,129	21,596	11,570	10,757	4,527	2,257	623	1,364,462
– personal	648,040	22,938	13,489	6,810	5,727	2,753	1,557	119	701,433
– corporate and commercial	458,937	16,496	6,983	3,712	3,970	1,705	641	451	492,895
– financial	162,026	4,695	1,124	1,048	1,060	69	59	53	170,134
Repurchase agreements – non-trading	113,208	14,042	1,592	160	—	—	1,000	—	130,002
Items in the course of transmission to other banks	6,850	—	—	—	—	—	—	—	6,850
Trading liabilities	145,028	2,026	2,177	2,130	3,077	5,038	12,814	12,071	184,361
Financial liabilities designated at fair value	80	281	2,094	271	2,798	4,215	22,468	62,222	94,429
– debt securities in issue: covered bonds	—	—	—	209	—	212	2,494	1,654	4,569
– debt securities in issue: unsecured	55	95	2,087	62	2,797	1,654	19,505	33,535	59,790
– subordinated liabilities and preferred securities	—	—	—	—	—	2,349	459	21,482	24,290
– other	25	186	7	—	1	—	10	5,551	5,780
Derivatives	213,011	79	141	140	202	504	1,107	1,637	216,821
Debt securities in issue	6,081	6,295	5,228	5,795	9,240	6,725	22,767	2,415	64,546
– covered bonds	—	—	—	—	1	3	10	34	48
– otherwise secured	3,479	4	—	—	1,000	1,100	914	1,193	7,690
– unsecured	2,602	6,291	5,228	5,795	8,239	5,622	21,843	1,188	56,808
Accruals and other financial liabilities	18,009	9,547	2,798	749	717	1,007	1,569	938	35,334
Subordinated liabilities	—	1,918	73	36	132	273	3,595	13,799	19,826
Total financial liabilities at 31 Dec 2017	1,862,285	80,278	36,796	21,467	27,080	22,650	74,970	95,213	2,220,739
Non-financial liabilities	—	—	—	—	—	—	—	103,161	103,161
Total liabilities at 31 Dec 2017	1,862,285	80,278	36,796	21,467	27,080	22,650	74,970	198,374	2,323,900
Off-balance sheet commitments given
Loan and other credit-related commitments	628,070	38,736	3,310	1,777	4,087	3,436	3,824	2,349	685,589
– personal	187,545	2,001	340	343	1,583	1,033	952	513	194,310
– corporate and commercial	388,778	32,011	2,782	1,322	2,309	2,403	2,804	1,716	434,125
– financial	51,747	4,724	188	112	195	—	68	120	57,154

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	128,009	—	—	—	—	—	—	—	128,009
Items in the course of collection from other banks	5,003	—	—	—	—	—	—	—	5,003
Hong Kong Government certificates of indebtedness	31,228	—	—	—	—	—	—	—	31,228
Trading assets	232,550	758	230	415	1,172	—	—	—	235,125
Financial assets designated at fair value	176	182	75	178	363	749	2,486	20,547	24,756
Derivatives	287,749	149	207	96	110	704	1,056	801	290,872
Loans and advances to banks	59,636	13,404	4,494	2,375	1,765	2,879	2,298	1,275	88,126
Loans and advances to customers	167,531	61,693	47,664	30,115	30,362	85,144	192,787	246,208	861,504
– personal	39,295	7,812	6,723	5,928	6,799	22,664	53,620	194,985	337,826
– corporate and commercial	108,906	48,333	35,180	21,317	19,573	54,739	126,890	45,271	460,209
– financial	19,330	5,548	5,761	2,870	3,990	7,741	12,277	5,952	63,469
Reverse repurchase agreements – non-trading	115,942	25,525	10,378	5,220	2,350	479	1,080	—	160,974
Financial investments	36,932	59,826	30,403	16,800	19,564	50,255	104,933	118,084	436,797
Accrued income and other financial assets	16,885	8,050	1,737	407	462	421	1,033	1,907	30,902
Financial assets at 31 Dec 2016	1,081,641	169,587	95,188	55,606	56,148	140,631	305,673	388,822	2,293,296
Non-financial assets	—	—	—	—	—	—	—	81,690	81,690
Total assets at 31 Dec 2016	1,081,641	169,587	95,188	55,606	56,148	140,631	305,673	470,512	2,374,986
Off-balance sheet commitments received
Loan and other credit-related commitments	2,813	—	2,050	—	—	110	—	—	4,973
Financial liabilities
Hong Kong currency notes in circulation	31,228	—	—	—	—	—	—	—	31,228
Deposits by banks	46,306	4,075	2,085	665	489	422	4,842	1,055	59,939
Customer accounts[1]	1,180,641	45,245	19,187	10,277	8,325	4,709	3,500	502	1,272,386
– personal	590,654	22,222	12,024	5,823	4,786	3,484	2,483	121	641,597
– corporate and commercial	436,666	17,460	6,178	3,951	3,082	1,200	967	360	469,864
– financial	153,321	5,563	985	503	457	25	50	21	160,925
Repurchase agreements – non-trading	82,330	2,707	2,871	50	—	—	1,000	—	88,958
Items in the course of transmission to other banks	5,977	—	—	—	—	—	—	—	5,977
Trading liabilities	121,707	2,053	1,423	1,845	3,013	6,219	9,010	8,421	153,691
Financial liabilities designated at fair value	1,659	958	1,396	3	1,701	5,046	17,989	58,080	86,832
– debt securities in issue: covered bonds	1,587	—	303	—	—	207	1,348	2,558	6,003
– debt securities in issue: unsecured	25	15	1,091	3	1,700	4,839	14,056	29,380	51,109
– subordinated liabilities and preferred securities	—	—	—	—	—	—	2,578	21,005	23,583
– other	47	943	2	—	1	—	7	5,137	6,137
Derivatives	274,965	39	39	112	273	506	1,471	2,414	279,819
Debt securities in issue	4,708	8,598	8,280	5,996	4,610	10,953	19,432	3,338	65,915
– covered bonds	—	—	1	71	1	3	24	26	126
– otherwise secured	3,207	823	893	114	329	1,882	2,680	1,181	11,109
– unsecured	1,501	7,775	7,386	5,811	4,280	9,068	16,728	2,131	54,680
Accruals and other financial liabilities	19,052	8,172	2,392	833	519	885	1,299	568	33,720
Subordinated liabilities	12	—	143	61	497	1,788	5,056	13,427	20,984
Total financial liabilities at 31 Dec 2016	1,768,585	71,847	37,816	19,842	19,427	30,528	63,599	87,805	2,099,449
Non-financial liabilities	—	—	—	—	—	—	—	92,959	92,959
Total liabilities at 31 Dec 2016	1,768,585	71,847	37,816	19,842	19,427	30,528	63,599	180,764	2,192,408
Off-balance sheet commitments given
Loan and other credit-related commitments	609,923	29,752	3,010	1,897	3,253	2,514	4,280	1,214	655,843
– personal	177,462	1,835	89	262	1,896	1,114	747	405	183,810
– corporate and commercial	366,573	26,650	2,839	1,350	904	996	3,410	754	403,476
– financial	65,888	1,267	82	285	453	404	123	55	68,557

1	‘Customer accounts’ includes $386,417m (2016: $343,782m) insured by guarantee schemes.
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	1,985	—	—	—	—	—	—	—	1,985
Derivatives	1,952	—	—	—	—	80	—	356	2,388
Loans and advances to HSBC undertakings	4,861	13,039	3,145	5	2	1,134	29,560	24,881	76,627
Loans and advances to HSBC undertakings designated at fair value		—	—	—	—	—	2,411	9,533	11,944
Financial investments in HSBC undertakings	17	3	—	—	—	—	1,798	2,446	4,264
Accrued income and other financial assets	—	4	—	—	—	—	—	123	127
Total financial assets at 31 Dec 2017	8,815	13,046	3,145	5	2	1,214	33,769	37,339	97,335
Non-financial assets	—	—	—	—	—	—	—	94,399	94,399
Total assets at 31 Dec 2017	8,815	13,046	3,145	5	2	1,214	33,769	131,738	191,734
Financial liabilities
Amounts owed to HSBC undertakings	120	2,405	46	—	—	—	—	—	2,571
Financial liabilities designated at fair value	—	—	—	—	—	2,349	11,491	17,050	30,890
– debt securities in issue	—	—	—	—	—	—	11,491	6,005	17,496
– subordinated liabilities and preferred securities	—	—	—	—	—	2,349	—	11,045	13,394
Derivatives	2,008	—	—	—	—	110	183	781	3,082
Debt securities in issue	—	—	—	—	1,081	—	10,354	22,823	34,258
Accruals and other financial liabilities	439	395	157	39	7	3	1	11	1,052
Subordinated liabilities	—	1,918	—	—	—	—	—	13,959	15,877
Total financial liabilities at 31 Dec 2017	2,567	4,718	203	39	1,088	2,462	22,029	54,624	87,730
Non-financial liabilities	—	—	—	—	—	—	—	217	217
Total liabilities at 31 Dec 2017	2,567	4,718	203	39	1,088	2,462	22,029	54,841	87,947
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	247	—	—	—	—	—	—	—	247
Derivatives	1,702	—	—	—	—	—	93	353	2,148
Loans and advances to HSBC undertakings	16,372	—	—	—	—	167	14,204	46,678	77,421
Financial investments in HSBC undertakings	40	2	—	—	—	—	838	2,710	3,590
Accrued income and other financial assets	12	—	—	—	—	—	—	107	119
Total financial assets at 31 Dec 2016	18,373	2	—	—	—	167	15,135	49,848	83,525
Non-financial assets	—	—	—	—	—	—	—	97,273	97,273
Total assets at 31 Dec 2016	18,373	2	—	—	—	167	15,135	147,121	180,798
Financial liabilities
Amounts owed to HSBC undertakings	2,052	—	—	—	—	—	105	—	2,157
Financial liabilities designated at fair value	—	—	—	—	—	2,167	5,845	22,101	30,113
– debt securities in issue	—	—	—	—	—	—	5,845	10,921	16,766
– subordinated liabilities and preferred securities	—	—	—	—	—	2,167	—	11,180	13,347
Derivatives	3,841	—	—	—	—	—	592	592	5,025
Debt securities in issue	—	—	—	—	—	953	4,822	16,030	21,805
Accruals and other financial liabilities	75	1,268	142	22	—	—	—	—	1,507
Subordinated liabilities	—	—	—	—	—	1,693	—	13,496	15,189
Total financial liabilities at 31 Dec 2016	5,968	1,268	142	22	—	4,813	11,364	52,219	75,796
Non-financial liabilities	—	—	—	—	—	—	—	144	144
Total liabilities at 31 Dec 2016	5,968	1,268	142	22	—	4,813	11,364	52,363	75,940
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—